MATERIAL ACCOUNTING POLICY INFORMATION	12 Months Ended
Jul. 31, 2026
Significant accounting policies [Abstract]
MATERIAL ACCOUNTING POLICY INFORMATION [Text Block]

4. MATERIAL ACCOUNTING POLICY INFORMATION

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

Foreign currency translation

The Company’s and its subsidiary’s presentation currency and functional currency is the Canadian dollar as this is the principal currency of the economic environment in which it operates.

Transactions in foreign currencies are initially recorded in the Company's functional currency at the exchange rate at the date of the transaction.  Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency rate of exchange ruling at the end of each reporting period.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions and are not subsequently restated.  Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when fair value is determined.

All gains and losses on translation of these foreign currency transactions are included in profit or loss.

Cash and cash equivalents

Cash and cash equivalents consists of balances with its bank and a Guaranteed Investment Certificate (“GIC”) held at a large brokerage firm.

The Company considers all highly liquid instruments which are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in fair value to be cash equivalents.

Exploration and evaluation costs

Exploration and evaluation activities involve the search for minerals, the determination of technical feasibility, and the assessment of commercial viability of an identified resource.

Exploration and evaluation costs incurred prior to obtaining licenses are expensed in the period in which they are incurred.  Once the legal right to explore has been acquired, exploration and evaluation costs incurred are capitalized.  All capitalized exploration and evaluation costs are recorded at acquisition cost and are monitored for indications of impairment.  Where there are indications of a potential impairment, an assessment is performed for recoverability.  Capitalized costs are charged to the statement of operations and comprehensive loss to the extent that they are not expected to be recovered.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets are tested for impairment and transferred to "Mines under construction".  There is no amortization during the exploration and evaluation phase.

Recoverability of the carrying amount of any exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.

Impairment of non-current assets

Non-current assets are evaluated at least annually by management for indicators that carrying value is impaired and may not be recoverable.  When indicators of impairment are present the recoverable amount of an asset is evaluated at the level of a cash generating unit (CGU), the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets, where the recoverable amount of a CGU is the greater of the CGU's fair value less costs to sell and its value in use.  An impairment loss is recognized in income to the extent that the carrying amount exceeds the recoverable amount.

In calculating the recoverable amount, the Company uses discounted cash flow techniques to determine fair value when it is not possible to determine fair value either by quotes from an active market or a binding sales agreement.  The determination of discounted cash flows is dependent on a number of factors, including future metal prices, the amount of reserves, the cost of bringing the project into production, production schedules, production costs, sustaining capital expenditures, and site closure, restoration and environmental rehabilitation costs.  Additionally, the reviews take into account factors such as political, social and legal and environmental regulations.  These factors may change due to changing economic conditions or the accuracy of certain assumptions and, hence, affect the recoverable amount.  The Company uses its best efforts to fully understand all of the aforementioned to make an informed decision based upon historical and current facts surrounding the projects.  Discounted cash flow techniques often require management to make estimates and assumptions concerning reserves and expected future production revenues and expenses.

Mining tax credits

Mining tax credits and mining duties are recorded in the accounts when they are received.  If and when received, these mining tax credits are recorded as a reduction of the related deferred exploration expenditures.

Decommissioning liabilities

A legal or constructive obligation to incur restoration, rehabilitation and environmental costs may arise when environmental disturbance is caused by the exploration, development or ongoing production of a mineral property interest.  Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project to the carrying amount of the asset, as soon as the obligation to incur such costs arises.  A pre-tax discount rate that reflects the time value of money and the risks specific to the liability are used to calculate the net present value of the expected future cash flows.  These costs are charged to the statement of loss over the economic life of the related asset, through depreciation expense using either the unit-of-production or the straight-line method as appropriate.  The related liability is progressively increased each period as the effect of discounting unwinds, creating an expense recognized in the statement of loss.  The liability is assessed at each reporting date for changes to the current market-based discount rate, amount or timing of the underlying cash flows needed to settle the obligation.

Costs for restoration of subsequent site damage which is created on an ongoing basis during production are provided for at their net present values and charged against profits as extraction progresses.

The Company has no material restoration, rehabilitation and environmental costs as the disturbance to date is minimal.

Share capital

The Company records the proceeds from share issuances net of issue costs and any tax effects as share capital.

Flow‑Through Share Arrangements

Flow‑through shares are a financing mechanism available to corporations engaged in eligible resource activities, including mining, oil and gas, and certain renewable energy or energy conservation projects. Under a flow‑through share agreement, the Company agrees to incur qualifying Canadian Exploration Expenses (“CEE”) or Canadian Development Expenses (“CDE”) and to renounce such expenditures to investors. The renunciation allows investors to deduct the qualifying expenditures for Canadian income tax purposes, even though the expenditures are incurred by the Company.

The Company is required to incur qualifying expenditures in an amount equal to the proceeds received from the issuance of flow‑through shares within the period prescribed under the Income Tax Act (Canada). Once the qualifying expenditures are incurred and renounced, the Company is no longer entitled to claim the related tax deductions. The renunciation may give rise to a deferred tax liability for the Company, as the tax benefits associated with the expenditures are transferred to investors.

The issuance of flow‑through shares typically results in the Company recording a premium liability representing the difference between the subscription price of the flow‑through shares and the fair value of the underlying common shares at the date of issuance. This premium is recognized in income as the qualifying expenditures are incurred and renounced to investors.

The Company evaluates its obligations under flow‑through share agreements at each reporting date, including the requirement to incur qualifying expenditures within the prescribed timeframe. If the Company does not incur qualifying expenditures as required, it may be subject to Part XII.6 tax or other penalties under the Income Tax Act (Canada).

Stock-based payments

The Company can grant stock options, RSUs, PSUs, and DSUs to directors, officers and employees.

The fair value of these instruments is measured at grant date, using the Black-Scholes option pricing model, and is recognized over the vesting period of the instruments. The fair value is recognized as an expense with a corresponding increase in reserves.  The amount recognized as expense is adjusted to reflect the number of instruments expected to vest.

Where the terms of an instrument are modified, the minimum expense recognized is the expense as if the terms had not been modified.  An additional expense is recognized for any modification which increases the total fair value of the stock-based compensation arrangement, or is otherwise beneficial to the employee as measured at the date of modification over the remaining vesting period.

Stock-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received.

Common shares issued for consideration other than cash, are valued based on their market value of the common shares at the date the shares are issued.

Earnings (loss) per share

The Company presents basic and diluted earnings/loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period.  The Company uses the treasury stock method for calculating diluted earnings (loss) per share.  Under this method the dilutive effect on earnings per share is calculated on the use of the proceeds that could be obtained upon exercise of options, warrants and similar instruments.  It assumes that the proceeds of such exercise would be used to purchase common shares at the average market price during the period.  However, the calculation of diluted loss per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive.

Reclamation deposits

The Company maintains cash deposits as required by regulatory bodies as assurance for the funding of reclamation costs. These funds are restricted to that purpose and are not available to the Company until the reclamation obligations have been fulfilled. Reclamation bonds are classified as non-current assets.

Financial instruments

Financial assets:

The classification of financial assets is based on how the entity manages its financial instruments and contractual cash flow characteristics of the financial asset. Transactions costs with respect to financial instruments classified as fair value through profit or loss are recognized in the statements of operations and comprehensive loss.

Cash and cash equivalents are classified as subsequently measured at amortized cost.

The Company’s financial assets that are classified as and subsequently measured at fair value through profit or loss are marketable securities. Fair values are determined by reference to quoted market prices at the statement of financial position date.

Reclamation deposits are classified as subsequently measured at amortized cost.

Financial liabilities:

Accounts payable and accrued liabilities are subsequently measured at amortized cost. Due to related parties is subsequently measured at amortized cost.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.  Parties are also considered to be related if they are subject to common control, related parties may be individuals or corporate entities.  A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Income taxes

Income tax on the profit or loss for the periods presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive income or loss.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.  The following temporary differences are not provided for: goodwill not deductible for tax purposes; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and differences relating to investments in subsidiaries and associates to the extent that they will probably not reverse in the foreseeable future.  The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date applicable to the period of expected realization or settlement.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.